Senior Secured Bond - Schedule of Breakdown of Senior Secured Bond and Total Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total	$ 687,452	$ 716,942
Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	61,803	68,368
Less deferred financing costs	(867)	(865)
Total	$ 60,936	$ 67,503